UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    July 14, 2004
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $197719
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     3247    64750 SH       SOLE                     5000             59750
AMERICAN INTL GROUP COM        COM              026874107     7965   111738 SH       SOLE                     4300            107438
AMGEN INC COM                  COM              031162100     6352   116406 SH       SOLE                     4200            112206
AUTOMATIC DATA PROCESS COM     COM              053015103     6422   153350 SH       SOLE                     7100            146250
AVERY DENNISON CORP COM        COM              053611109     6545   102254 SH       SOLE                     4600             97654
BED BATH & BEYOND INC COM      COM              075896100     5658   147150 SH       SOLE                     6800            140350
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     6365   139121 SH       SOLE                     6200            132921
CISCO SYS INC COM              COM              17275R102     5936   250463 SH       SOLE                    11800            238663
CROWN NORTHCORP INC COM        COM              228429106        1    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      953    21454 SH       SOLE                                      21454
DUKE ENERGY CORP COM           COM              264399106     2903   143100 SH       SOLE                                     143100
EXXON MOBIL CORP COM           COM              30231G102     8770   197487 SH       SOLE                     6500            190987
FISERV INC COM                 COM              337738108     5082   130675 SH       SOLE                     7700            122975
GENERAL DYNAMICS CORP COM      COM              369550108     6832    68801 SH       SOLE                     3300             65501
GENERAL ELEC CO COM            COM              369604103     7122   219801 SH       SOLE                     9600            210201
HOME DEPOT INC COM             COM              437076102     6822   193801 SH       SOLE                     7600            186201
ILLINOIS TOOL WKS INC COM      COM              452308109     7092    73955 SH       SOLE                     3000             70955
INTERNATIONAL BUS MACH COM     COM              459200101     5590    63416 SH       SOLE                     3100             60316
JOHNSON & JOHNSON COM          COM              478160104     8856   158999 SH       SOLE                     5500            153499
JOHNSON CTLS INC COM           COM              478366107      379     7100 SH       SOLE                                       7100
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2085    51250 SH       SOLE                                      51250
MARSH & MCLENNAN COS COM       COM              571748102     5859   129105 SH       SOLE                     5700            123405
MCGRAW HILL COS INC COM        COM              580645109     7477    97652 SH       SOLE                     3900             93752
MEDTRONIC INC COM              COM              585055106     7220   148192 SH       SOLE                     6000            142192
MICROSOFT CORP COM             COM              594918104     6598   231020 SH       SOLE                    10800            220220
MORGAN STANLEY COM             COM              617446448     6499   123155 SH       SOLE                     4800            118355
PFIZER INC COM                 COM              717081103     6125   178664 SH       SOLE                     7900            170764
STAPLES INC COM                COM              855030102     3884   132050 SH       SOLE                     5000            127050
STRYKER CORP COM               COM              863667101     6652   120950 SH       SOLE                     5600            115350
SYNOPSYS INC COM               COM              871607107     4279   150500 SH       SOLE                     9800            140700
T ROWE PRICE GROUP INC         COM              74144T108     6442   127826 SH       SOLE                     6200            121626
UNITEDHEALTH GROUP INC         COM              91324P102     6574   105600 SH       SOLE                     5000            100600
WAL MART STORES INC COM        COM              931142103      293     5549 SH       SOLE                                       5549
WELLS FARGO & CO COM           COM              949746101     7988   139576 SH       SOLE                     4500            135076
BP P L C SPONSORED ADR         ADR              055622104     6862   128095 SH       SOLE                     5900            122195
NOKIA CORP SPONSORED ADR       ADR              654902204     3991   274500 SH       SOLE                    15400            259100